Investment Securities (Carrying Value of Nonmarketable Equity Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Nonmarketable Equity Securities [Member] | Measurement Alternative [Member]
Investment Securities [Line Items]
Balance	¥ 323,990	¥ 534,882